SUBSEQUENT EVENTS (Details) - Revolving Credit Facility - Line of Credit - USD ($)	Feb. 28, 2025	Feb. 17, 2025	Nov. 30, 2024
Subsequent Event [Line Items]
Increase in maximum principal amount			$ 15,000,000
Line of credit facility, maximum borrowing capacity			$ 50,000,000
Subsequent Event
Subsequent Event [Line Items]
Increase in maximum principal amount	$ 8,000,000	$ 8,000,000
Line of credit facility, maximum borrowing capacity	$ 58,000,000	$ 58,000,000